Interests in Structured Entities - Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 1,972	$ 2,154
AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,181	1,375
AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	319	227
A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	378	438
BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	41	107
BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	53	$ 7
CMBS
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	309
CMBS | AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	309
CMBS | AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS | A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS | BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS | BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	5
RMBS | AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2
RMBS | AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS | A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	3
RMBS | BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS | BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
ABS
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,658
ABS | AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	870
ABS | AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	319
ABS | A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	375
ABS | BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	41
ABS | BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 53